Whiteman Osterman & Hanna, LLP
                             One Commerce Plaza
                           Albany, New York 12260



                                                              June 24, 2005


VIA EDGAR AND FEDERAL EXPRESS

United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: 	Jennifer R. Hardy, Legal Branch Chief
Edward M. Kelly, Senior Counsel


Re:	Lincoln Logs Ltd. (the "Company")
	Preliminary Information Statement on Schedule 14C (the "Information
        Statement")
	Rule 13E-3 Transaction Statement on Schedule 13E-3 (the "Transaction
        Statement")
	File Nos. 0-12172 and 5-37488

Dear Ms. Hardy and Mr. Kelly:

  This letter is in response to Ms. Hardy's letter of April 25, 2005 to Mr. Benjamin A. Shepherd commenting on the above-referenced filings, which were initially filed on March 24, 2005 in connection with (i) a proposed reverse stock split in the Company's outstanding shares of common stock (the "Reverse Split"), (ii) a corresponding repurchase of all fractional interests created by the Reverse Split, and (iii) the subsequent deregistration of the Company's shares if the Company has less than 300 shareholders of record after the Reverse Split (collectively, the "Reverse Split Transaction"). Amendments to each of the Information Statement and the Transaction Statement, which reflect, among other things, changes made in response to your comments are being filed concurrently herewith. Three clean and three marked courtesy copies of each of the revised filings are also enclosed for your review.

  For your ease of review, the following is a summary of our responses to your comments. Our responses are keyed to the numbered comments in your letter.

Pre14C

1. You asked whether the Company's unaffiliated shareholders will be executing a ballot or otherwise giving an authorization within the meaning of "proxy" as defined in Rule 14a-1(f) of Regulation 14A at the Company's proposed upcoming special meeting of its shareholders (the "Meeting"). The unaffiliated shareholders of the Company will not be asked to execute a ballot or otherwise give authorization within the meaning of "proxy" at the Meeting. We have revised the existing disclosure contained in the Information Statement to further emphasize the fact that it is anticipated that the Company's affiliated shareholders, who collectively own approximately 82% of the Company's outstanding voting securities, will approve the amendment to the Company's Restated Certificate of Incorporation to effect the Reverse Split Transaction and, accordingly, the Company's unaffiliated shareholders are not being, and will not be, solicited to vote at, or submit a proxy in connection with, the Meeting. See, e.g., the Notice to Shareholders, the cover pages to the Information Statement, and pages 5, 6 and 32 of the Information Statement.

2. You asked for an explanation as to why John D. Shepherd is not an affiliate "engaging in a Rule 13e-3 transaction" as it appeared to you that Mr. Shepherd was engaging in a Rule 13e-3 transaction and was thus required to jointly file and sign the Schedule 13E-3. We have revised the Information Statement and the Transaction Statement to reflect that John D. Shepherd is an affiliate "engaging in a Rule 13e-3 transaction". Further, he has signed and is filing the revised Transaction Statement jointly with the Company.

3. You asked for the information required by Schedule 13E-3 and its instructions for any filing persons added in response to your comment discussed in #2 above. As noted above, the Information Statement and the Transaction Statement have been revised to reflect that Mr. Shepherd is engaging in the Rule 13e-3 transaction jointly with the Company. Accordingly, disclosure has been added to the Information Statement and the Schedule 13E-3 with respect to Mr. Shepherd, including, without limitation, a statement to the effect that Mr. Shepherd also believes that the proposed Reverse Split Transaction is substantively and procedurally fair to the Company's unaffiliated shareholders (see, e.g., pages 4-5, 6, 25, 28 and 33 of the Information Statement).

4. You directed our attention to Rule 10b-17 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), which requires an issuer proposing to engage in certain activities, including, without limitation, reverse stock splits, to notify the NASD or the exchange on which such issuer's shares are traded of the proposed transaction at least ten (10) days' prior to the record date of the proposed transaction. When the Company anticipated holding its special meeting with respect to the Reverse Split Transaction on April 28, 2005, we had notified the OTC Bulletin Board by letter dated March 25, 2005, of the Company's intention to conduct the Reverse Split Transaction. We will file another notice with the OTC Bulletin Board at least 10 days' prior to the new record date with respect to the Reverse Split Transaction.

Notice to Shareholders

5. You asked for an explanation as to how the Company would arrange outlets for trading in its common stock following the Reverse Split Transaction. The Company has contacted its market makers and at least two of the Company's current, active market makers have stated they will continue to make a market in the Company's securities after the Reverse Split Transaction. We have added disclosure to the Information Statement (see the cover page to the Information Statement and pages 25 and 28) to that effect.

Summary Term Sheet

6. You have asked that the summary term sheet be revised to summarize all conflicts of interest of the board and the filing persons. You also asked us to consider combining the summary term sheet and the question and answer sections to avoid unnecessary repetition. Per your request, we have revised the summary term sheet to summarize any such conflicts of interest (see page 3 of the Information Statement) and have combined the summary term sheet and the question and answer section (see pages 1 through 5 of the Information Statement).

7. You noted our disclosure that following the Reverse Split, the Company would have 8,804,000 shares of its common stock outstanding and noted that it appeared that the actual number of outstanding shares at that time would be significantly lower than 8,804,000 shares. We have made revisions throughout the Information Statement to reflect that the number of shares that will be outstanding after the Reverse Split Transaction will actually be 17,608 shares, rather than 8,804,000 shares. See pages 3, 26, 28, 30 and 37 of the Information Statement.

Special Factors, Elimination of Costs

8. You asked us to explain how we estimated the cost savings associated with the Company's no longer being a reporting company would rise from $210,000 in the
first year to $300,000 per year in subsequent years.   At the time of the
initial filing of the Information Statement, the Company anticipated it would, after the first year following the Reverse Split Transaction, eliminate certain salaried positions due to the fact that the Company would no longer be subject to the periodic reporting and other requirements of the Exchange Act. Thus, in the first year, the Company anticipated that it would realize savings of approximately $210,000, but, once certain salaried positions were eliminated in subsequent years, it would realize savings of approximately $300,000.

In April 2005, William Thyne, the Company's former vice president, secretary and treasurer who was responsible for overseeing many of the Company's Exchange Act reporting obligations, resigned his positions to pursue other opportunities.
The Company does not anticipate hiring any new personnel to replace Mr. Thyne. Accordingly, the Information Statement has been revised to reflect that the Company will realize savings of approximately $300,000 in each of the years following the Reverse Split Transaction. See pages 2, 9, 12, 13, 35 and 37 of the Information Statement.

9. You noted our statement that following the suspension of its reporting obligations, the Company would no longer have to comply with the federal securities laws. You asked us to revise the Information Statement to identify the federal securities laws to which the Company will no longer be subject. We have revised the Information Statement to specifically describe that the termination of the Company's Exchange Act registration would make certain provisions of the Exchange Act, such as the periodic reporting and proxy statement filing obligations, no longer applicable to the Company. We further revised the Information Statement to clarify that the Company would also no longer be subject to any regulatory legal requirement to adopt and maintain Sarbanes-Oxley internal controls and procedures to insure the timely and appropriate identification and disclosure of material financial and nonfinancial information. See page 9 of the Information Statement.

Other Valuation Methods Considered

10. You noted that the substantive fairness determination produced by all filing parties must address specifically the Company's going concern and liquidation value and identify any reason why the values were considered irrelevant if dismissed in the fairness analysis. We have revised the Information Statement to note that the Company's board of directors and Mr. Shepherd also duly considered using a liquidation valuation method to determine a fair price for the fractional interests, but rejected that method (as well as any other method that did not value the Company as a going concern) as the Company's experience and annual audit process and the Company's knowledge of the markets in which its assets are located clearly show the per share liquidation value of the Company's assets to be less than the per share value of the Company as a going concern. With respect to the going concern value of the Company, the Information Statement currently notes that the board and Mr. Shepherd relied almost exclusively on the findings of its independent valuation expert, Empire Valuation Consultants, LLC. See page 14 of the Information Statement.

Procedural Fairness

11. You asked us to expand the disclosure to identify the seven members of the Company's board of directors who are (1) officers of the Company, (2) a partner with the law firm engaged to provide the Company counsel with respect to the Reverse Split Transaction, and (3) employed by or serve as independent contractors to the Company. We have expanded this disclosure per your request on page 16 of the Information Statement.

12. You asked us how, in light of the negative factors concerning procedural fairness, the Company's board of directors decided to approve the Reverse
Split Transaction. We have revised the disclosure to note that the board and Mr. Shepherd concluded that actual facts and circumstances of the Company, its current ownership and the Company's finances clearly supported proceeding with approval of the Reverse Split Transaction without independent evaluation beyond that of an independent valuation consultant, after carefully evaluating all of the relevant factors and the economic realities of the total current market value of the shares of the Company's common stock that will be eliminated by the Reverse Split Transaction. We further noted that the board and Mr.
Shepherd concluded that the Reverse Split Transaction was procedurally fair to the Company's unaffiliated shareholders because there was no financial prejudice to shareholders whose ownership interest would be eliminated by the Reverse Split Transaction. See page 16 of the Information Statement.

March 17, 2005 Meeting of the Board of Directors

13. You have asked us to specify the "wide range of possible repurchase prices" provided by management for the board to consider. We have removed the reference to the "wide range of possible repurchase prices" because the repurchase prices considered by the board at this meeting were randomly and arbitrarily evaluated by management (i.e., they were not based on true valuation methods) prior to engaging an independent valuation expert and therefore, if included, could be misleading to the Company's shareholders. These prices were reviewed by the board and Mr. Shepherd to evaluate whether the repurchase of the fractional interests could be funded by the Company's working capital.

Opinion of Value

14. You asked us to disclose (i) the compensation of Empire Valuation Consultants, LLC ("Empire") for its service as independent valuation consultant and (ii) Empire's compensation for any other services to the Company in the most recent two years. We have revised the disclosure to note that (i) in consideration for its delivery to the Company of the Opinion of Value, Empire received approximately $10,000 from the Company, and (ii) Empire has received fees in the aggregate amount of $30,000 in connection with valuation services rendered by Empire to the Company during 2003 and 2004. See page 18 of the Information Statement.

15. You asked us to disclose whether Empire is under any obligation to update its opinion. We have revised the Information Statement to reflect that Empire is not under any obligation to update its opinion. See page 18 of the Information Statement.

Summary of the Opinion of Value

16. You have asked us to describe briefly Empire's "exacting review process". We have deleted the reference to Empire's "exacting review process" because Empire's process and its evaluation of the Company is fully and more accurately described in other sections of the Information Statement and, therefore, it was duplicative and unnecessary to include that language in this paragraph.

17. You asked us to describe the guidelines established by the IRS with respect to Empire's appraisal of the Company. We have included this disclosure at page 19 of the Information Statement.

18. You asked us to explain why Empire prepared only a "Limited Report". In the interest of conserving its resources, the Company initially engaged Empire to provide only a Limited Report, which would set forth Empire's conclusions, without providing a significant amount of detail with respect to the process used by Empire in arriving at such conclusions. In response to your comments, the Company modified the Empire engagement and Empire has provided a full report to the Company. A copy of the entire report is attached to the Information Statement as Appendix C.

19. You asked us to disclose the fiscal year 2006 projections provided to Empire. These projections are included in exhibits to Empire's valuation report, which is attached to the Information Statement as Appendix C.

20. You asked us to expand the Company's explanation of the "rule of thumb" used by Empire in its analysis and how it applied specifically to Lincoln Logs. We have included this disclosure at page 20 of the Information Statement.

21. You noted that the disclosure indicates that Empire determined all of the values, except adjusted book value, derived for the Company "fell well within the appropriate range" and asked us to specify, for each methodology used by Empire, where within the range the value derived for the Company fell or, in the case of adjusted book value, did not fall. We have included such disclosure at page 20 of the Information Statement.

22. You noted that for its capitalization of income analysis, disclosure indicated that Empire made adjustments for "certain non-recurring items" and asked us to identify the items, and specify the amount of each adjustment. You also asked us to explain how the adjusted results were weighted and what the results reviewed on a pre-tax and post-tax basis were. We have included such disclosure at pages 20-21 of the Information Statement.

23. You asked that, for its capitalization of income analysis, disclosure of the growth rate and capitalization rate used by Empire be included and asked us to explain why Empire selected the specific growth rate and capitalization rate. We have included such disclosure at page 21 of the Information Statement.

24. You noted that for its capitalization of income analysis using a debt free approach, disclosure indicates that Empire added back the Company's interest expense and subtracted the Company's outstanding debt and you asked us to state the amounts of the Company's interest expense and outstanding debt used in the analysis. We have included such disclosure at pages 21-22 of the Information Statement.

25. With respect to Empire's adjusted book value calculation, you noted that the disclosure indicates that Empire adjusted the Company's assets and liabilities to reflect their fair market values and asked that (i) for each asset and liability adjusted, each adjustment amount be specified, and (ii) an explanation of how Empire determined the fair market values of the adjusted asset and liability be included. We have included such disclosure at page 22 of the Information Statement.

26. You noted that the disclosure indicates that Empire reviewed the Company's trading history from June 2, 2004 through March 18, 2005 and asked us to explain why June 2, 2004 was selected as the starting date for Empire's review. On page 22 of the Information Statement, we have noted that Empire has now reviewed the Company's market price for the twelve (12) month period ending on March 18, 2005 (Empire's valuation date), which is consistent with their normal practice.

27. You noted that the disclosure indicates that Empire concluded that the Company's limited trading history implies that it was "not a true reflection" of fair value and asked the Company to clarify how Empire considered the Company's trading history in reaching its conclusion of the Company's fair value. We have included such disclosure on page 22 of the Information Statement.

28. You noted that disclosure indicates that Empire concluded the aggregate fair value of the Company as of March 18, 2005 is $4 million, but that, absent additional disclosure, it was unclear why Empire reached that conclusion since the $4 million is $30,000 and $60,000 below the values derived by Empire in its capitalization of income analyses. You asked us to revise the Information Statement to explain. We have included such explanation on page 22 of the Information Statement.

Directors, Officers and the Affiliated Shareholders

29. You asked us to specify the amount of the reduction in the directors' fees. We have included such information on page 29 of the Information Statement.

Conflicts of Interest

30. You stated that if members of the Company's board and its executive officers have interests in the Reverse Split Transaction that are in addition to those of other shareholders' interests, such additional interests should be described and quantified. We have included such information on pages 32-33 of the Information Statement.

31. You asked us to include (i) the information required by instruction 3 to
Item 1013 of Regulation M-A (i.e., the effect of the Reverse Split Transaction on Mr. Shepherd's interest in net book value and net earnings of the Company in terms of dollar amounts and percentages) and (ii) disclosure regarding the payments to be received by each director and officer as a result of the Reverse Split Transaction. We have included such disclosure on pages 32-33 of the Information Statement.

Documents Incorporated by Reference

32. You asked that the Commission's filing number for filings by the Company under the Exchange Act be included. We have included such disclosure on page 51 of the Information Statement.

33. You noted that since the Company had a loss in one of its two most recent fiscal years and it did not anticipate that it would finish the fiscal year ended January 31, 2005 without a loss, the Company must have updated audited financial information included in the filings within 45 days from the end of the fiscal year ended January 31, 2005 and asked us to revise, as appropriate, references throughout the Information Statement to the Company's filing of its annual report on Form 10-KSB. Since its initial filing of the Information Statement and Transaction Statement, the Company has filed its Annual Report on Form 10-KSB for the year ended January 31, 2005, and its Quarterly Report on Form 10-QSB for the quarter ended April 30, 2005, both of which are now incorporated by reference into the Information Statement. We have also removed all references in the Information Statement to the Company's attempting to deregister its common stock prior to the time it was required to file its Annual Report on Form 10-KSB for the fiscal year ended January
31, 2005 (see, e.g., page 17 of the Information Statement).

34. You asked the Company to revise this section's third paragraph to indicate that amendments to the Transaction Statement will be filed to incorporate by reference any Exchange Act documents filed after the date of the Information Statement and before the date of the Meeting. Per your request, we have revised the third paragraph. See pages 51-52 of the Information Statement.

35. You asked that the Company include pro-forma financial statements required by Item 1010(b) of Regulation M-A. We have included such unaudited pro-forma financial information on pages 36-37 of the Information Statement.

36. You noted that we had incorporated by reference the financial statements for the year ended January 31, 2004 and the nine months ended October 31, 2004 and explained that, companies that incorporate by reference financial statements found in other documents filed with the SEC, are required to include summary financial statements by Item 1010(c) of Regulation M-A in the documents disseminated to investors. The Company is currently incorporating by reference into the Information Statement and the Transaction Statement, the Company's Annual Report on Form 10-KSB for the year ended January 31,
2005 and the Company's Quarterly Report on Form 10-QSB for the quarter ended April 30, 2005. We have included the required summarized financial information, including as noted above, pro forma financial information, on pages 35-37 of the Information Statement.

Appendix C

37. You asked the Company to revise the last sentence under "Methodology" on page 1 as disclaimers of responsibility that in any way state or imply that investors are not entitled to rely on the opinion or other limitations on whom may rely on the opinion are unacceptable. Such sentence has been removed from the opinion.

38. You asked that the Company file exhibits A through H to the opinion. Such exhibits are now included with the opinion, which is filed as Appendix C to the Information Statement.

Pursuant to your request, also enclosed with this letter is a written statement from the Company acknowledging that (i) the Company is responsible for the adequacy and accuracy of the disclosures in the filings, (ii) your comments or changes to disclosures in response to your comments do not foreclose the Securities and Exchange Commission (the "Commission") from taking any action on the filings, and (iii) the Company may not assert your comments as a defense in any proceedings initiated by the Commission or any person under the United States' federal securities laws.

If you have any questions, please feel free to contact me at 518.487.7673.

                                              Very truly yours,

                                          /s/ Patricia A. Franchini
                                          -------------------------
                                              Patricia A. Franchini

Enclosures

cc:	John D. Shepherd
	Benjamin A. Shepherd
	Leslie M. Apple, Esq.